Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 08, 2020
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 09, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2020
Prospectus Date	rr_ProspectusDate	Dec. 09, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A